Income taxes (FY)- Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Income before income taxes	$ 1,344.3	$ 1,150.9	$ 3,500.4	$ 3,091.7	$ 4,427.1	$ 3,863.8	$ 3,066.2
Current provision:
Federal					1,456.2	1,722.0	1,315.8
State					37.9	102.7	146.1
Foreign					2.8	1.7	(0.2)
Total current provision					1,496.9	1,826.4	1,461.7
Deferred provision:
Federal					(392.6)	(429.0)	(395.6)
State					(104.7)	(32.9)	(32.0)
Foreign					(0.1)	(0.2)	(2.9)
Total deferred benefit			(247.5)	(334.0)	(497.4)	(462.1)	(430.5)
Total current and deferred provision	$ 499.3	$ 422.4	$ 1,299.6	$ 1,103.9	999.5	1,364.3	1,031.2
United States
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Income before income taxes					4,422.6	3,870.6	3,082.8
Foreign
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Income before income taxes					$ 4.5	$ (6.8)	$ (16.6)